Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

13. Related Party Transactions

During 2018 through 2020, the Company’s subsidiary issued convertible promissory notes to TTAG’s minority shareholder. In November 2020, these notes payable and accrued interest were converted into TTAG shares. In June 2021, the Company’s subsidiary issued a convertible promissory note for approximately $107 to TTAG’s minority shareholder. The Company purchased this note and accrued interest of $114 in October 2021 from TTAG’s minority shareholder. See Note 7.

The Company had a consulting agreement with a company owned by the former Chief Executive Officer of the Company. Under this consulting agreement, the Chief Executive Officer was to provide services from 2015 through June 1, 2021. Total payments under the consulting agreement of $600 are to be paid as follows: (a) $300 paid upon closing of financing round of at least $5,000, followed by twelve monthly payments of $25 per month; (b) $300 paid upon achieving at least $3,000 of annual revenue and a financing round of less than $5,000; or (c) the entire $600 payable immediately upon an acquisition of the Company. During the year ended December 31, 2022 and 2021, the Company recorded expense of $574 and $42, respectively, related to this agreement. As of December 31, 2022 and 2021, approximately $0 and $600, respectively, owed to this party was included in accrued expenses with respect of these services. See Note 10.

During 2021, the Company issued convertible promissory notes totaling $620 to officers, directors, and their family members. See Note 6. In addition, a note was issued to the Chief Executive Officer of the Representative described in Note 10.

On October 28, 2021, the Company entered into an agreement with TTAG’s minority shareholder. See Note 8. Pursuant to the terms of the Exchange Agreement, the Company purchased the convertible note and accrued interest between TTAG and Zuhlke Ventures AG (“ZVAG”), TTAG’s minority shareholder, in the amount of approximately $114.

On December 31, 2021, the Company and TTAG entered into the IP Sale and Purchase Agreement, whereby TTAG transferred certain patents and trademarks to the Company. In connection with this transfer, the Company issued an unsecured promissory note to TTAG in the amount of $818 which eliminates in consolidation.